SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Goods, Materials and Services	R$ 1,878,391	R$ 1,852,263
Energy Purchased for Resale	771,509	1,088,948
CCEE - Short Term Energy	106,429	22,656
Total trade and other current payables	2,756,329	2,963,867
Non-current
Goods, Materials and Services	7,697
Others	262
Suppliers	7,959
Total	R$ 2,764,288	R$ 2,963,867